Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Columbia Variable Portfolio – Overseas Core Fund - Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Overseas Core Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Overseas Core Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 3,575,084,393
Holdings Count | Holding	115
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$3,575,084,393
Total number of portfolio holdings	115
Portfolio turnover for the reporting period	23%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
AstraZeneca PLC, ADR	3.3%
Shell PLC	2.6%
Novo Nordisk A/S	2.6%
Mitsubishi UFJ Financial Group, Inc.	2.3%
Sanofi SA	2.2%
Check Point Software Technologies Ltd.	2.1%
ITOCHU Corp.	2.1%
ASR Nederland NV	2.0%
TOPPAN Holdings, Inc.	1.9%
UPM-Kymmene OYJ	1.9%
Equity Sector Allocation

Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
AstraZeneca PLC, ADR	3.3%
Shell PLC	2.6%
Novo Nordisk A/S	2.6%
Mitsubishi UFJ Financial Group, Inc.	2.3%
Sanofi SA	2.2%
Check Point Software Technologies Ltd.	2.1%
ITOCHU Corp.	2.1%
ASR Nederland NV	2.0%
TOPPAN Holdings, Inc.	1.9%
UPM-Kymmene OYJ	1.9%

Columbia Variable Portfolio – Overseas Core Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Overseas Core Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Overseas Core Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$52	1.04%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%
Net Assets	$ 3,575,084,393
Holdings Count | Holding	115
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$3,575,084,393
Total number of portfolio holdings	115
Portfolio turnover for the reporting period	23%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
AstraZeneca PLC, ADR	3.3%
Shell PLC	2.6%
Novo Nordisk A/S	2.6%
Mitsubishi UFJ Financial Group, Inc.	2.3%
Sanofi SA	2.2%
Check Point Software Technologies Ltd.	2.1%
ITOCHU Corp.	2.1%
ASR Nederland NV	2.0%
TOPPAN Holdings, Inc.	1.9%
UPM-Kymmene OYJ	1.9%
Equity Sector Allocation

Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
AstraZeneca PLC, ADR	3.3%
Shell PLC	2.6%
Novo Nordisk A/S	2.6%
Mitsubishi UFJ Financial Group, Inc.	2.3%
Sanofi SA	2.2%
Check Point Software Technologies Ltd.	2.1%
ITOCHU Corp.	2.1%
ASR Nederland NV	2.0%
TOPPAN Holdings, Inc.	1.9%
UPM-Kymmene OYJ	1.9%

Columbia Variable Portfolio – Overseas Core Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Overseas Core Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Overseas Core Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 3,575,084,393
Holdings Count | Holding	115
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$3,575,084,393
Total number of portfolio holdings	115
Portfolio turnover for the reporting period	23%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
AstraZeneca PLC, ADR	3.3%
Shell PLC	2.6%
Novo Nordisk A/S	2.6%
Mitsubishi UFJ Financial Group, Inc.	2.3%
Sanofi SA	2.2%
Check Point Software Technologies Ltd.	2.1%
ITOCHU Corp.	2.1%
ASR Nederland NV	2.0%
TOPPAN Holdings, Inc.	1.9%
UPM-Kymmene OYJ	1.9%
Equity Sector Allocation

Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
AstraZeneca PLC, ADR	3.3%
Shell PLC	2.6%
Novo Nordisk A/S	2.6%
Mitsubishi UFJ Financial Group, Inc.	2.3%
Sanofi SA	2.2%
Check Point Software Technologies Ltd.	2.1%
ITOCHU Corp.	2.1%
ASR Nederland NV	2.0%
TOPPAN Holdings, Inc.	1.9%
UPM-Kymmene OYJ	1.9%